UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-8002
                                      ------------------------

                    JAPAN SMALLER CAPITALIZATION FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                                Yasushi Suzuki
                    Japan Smaller Capitalization Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:       May 31, 2005
                         ---------------------------

Date of reporting period:      March 1, 2005 - May 31, 2005
                          ----------------------------------------------

Item 1.  Schedule of Investments


                                                                    Schedule A


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 May 31, 2005



                                                                                                                             % of
                                                                                                        Market  Unrealized    Net
                                                                            Shares            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------
COMMON STOCKS
Automotive Equipment and Parts
F.C.C. Co., Ltd.........................................................     60,200      $2,249,849   $2,296,625    $46,776   1.2
 Clutches and facings
Futaba Industrial Co., Ltd..............................................    120,400       2,064,854    2,307,773    242,919   1.3
 Mufflers and exhaust manifolds
Musashi Seimitsu Industry Co., Ltd......................................    130,200       1,225,159    3,062,253  1,837,094   1.7
 Ball joints, camshafts and gears
Nippon Piston Ring Co., Ltd.............................................    382,000         734,073      884,300    150,227   0.5
 Internal combustion engine parts
Nissin Kogyo Co., Ltd...................................................     51,000       1,134,500    1,945,646    811,146   1.1
 Brake systems
Nittan Valve Co, Ltd....................................................    381,000       2,524,774    3,016,390    491,616   1.7
 Engine valves
Sanoh Industrial Co., Ltd...............................................     27,000         184,472      185,009        537   0.1
 Tubes, wires and electrical products
Unipres Corporation.....................................................     71,500         620,335      562,758    (57,577)  0.3
 Press processed automobile parts
U-Shin, Ltd.............................................................     43,000         313,352      409,713     96,361   0.2
                                                                                            -------      -------     ------   ---
 Door locks
Total Automotive Equipment and Parts................................................     11,051,368   14,670,467  3,619,099   8.1
                                                                                         ==========   ==========  =========   ===

Banks and Finance
The Bank of Fukuoka, Ltd. ..............................................    352,000       1,877,152    2,167,508    290,356   1.2
 Deposits, loans and exchange transactions
The Hiroshima Bank, Ltd.................................................    405,000       1,797,490    1,766,332    (31,158)  1.0
 General banking services
The Hyakugo Bank, Ltd...................................................    250,000       1,414,555    1,546,368    131,813   0.9
 General banking services
IBJ Leasing Company, Limited............................................     97,000       1,625,162    1,733,506    108,344   1.0
 Leases general machinery, aircrafts and computer
Kansai Urban Banking Corporation........................................    785,000       1,393,283    2,100,699    707,416   1.2
 General banking services
Matsui Securities Co., Ltd..............................................    146,000       1,612,843    1,693,949     81,106   0.9
 Online investing services
Okasan Holdings, Inc. ..................................................    221,000       1,455,508    1,137,793   (317,715)  0.6
 Financial services
Ricoh Leasing Co., Ltd. ................................................     95,300       2,262,938    2,254,655     (8,283)  1.2
 Credit sales and leasing
Sanyo Shinpan Finance Co., Ltd..........................................     45,700       2,525,721    3,194,916    669,195   1.8
 Consumer financing
Yamanashi Chuo Bank, Ltd................................................     70,000         406,460      423,909     17,449   0.2
                                                                                            -------      -------     ------   ---
 Commercial banking services
Total Banks and Finance.............................................................     16,371,112   18,019,635  1,648,523  10.0
                                                                                         ==========   ==========  =========  ====

Chemicals and Pharmaceuticals
Arisawa Manufacturing Co., Ltd..........................................     17,990         662,816      524,733   (138,083)  0.3
 Glassfibers and insulating resins
Asahi Denka Co., Ltd....................................................    168,000       1,768,195    1,742,303    (25,892)  1.0
 Resin, insulators, and processed fat/oil products
C. Uyemura & Co., Ltd...................................................     27,000         373,753      837,539    463,786   0.4
 Chemicals
Hisamitsu Pharmaceutical Co., Inc.......................................    178,000       3,210,710    4,483,170  1,272,460   2.5
 Pharmaceutical products
Shizuokagas Co., Ltd.+ .................................................    418,000       1,242,332    2,163,637    921,305   1.2
                                                                                          ---------    ---------    -------   ---
 Natural gas supplier
Total Chemicals and Pharmaceuticals.................................................      7,257,806    9,751,382  2,493,576   5.4
                                                                                          =========    =========  =========   ===

Electric
Mirai Industry Co., Ltd.................................................    246,500       2,331,742    2,195,778   (135,964)  1.2
                                                                                          ---------    ---------   ---------  ---
 Plastic molded electric materials
Total Electric......................................................................      2,331,742    2,195,778   (135,964)  1.2
                                                                                          =========    =========   =========  ===





                                              JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                      SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2005
                                                                                                                             % of
                                                                                                        Market  Unrealized    Net
                                                                            Shares            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------

Electronics
Alpine Electronics, Inc.................................................     70,000        $984,550   $1,005,324     $20,774   0.6
 Automobile audio and video products
Chiyoda Integre Co., Ltd................................................     65,320       1,029,533    1,524,204     494,671   0.9
 Electronic components
Cosel Co., Ltd..........................................................     60,900       1,570,427    1,635,353      64,926   0.9
 Electrical machinery
Dainippon Screen Mfg. Co., Ltd..........................................    355,000       1,687,291    2,439,094     751,803   1.3
 Electronic components
Fuji Electric Industry Co., Ltd.........................................     26,000         280,603      240,511     (40,092)  0.1
 Electronic parts
Fukuda Denshi Co., Ltd..................................................     24,000         580,773      837,817     257,044   0.5
 Medical electronic equipment
Kuroda Electric Co., Ltd................................................     74,600         436,501    1,816,732   1,380,231   1.0
 Materials and components
Meiko Electronics Co., Ltd..............................................     81,400       2,026,327    2,231,066     204,739   1.2
 Printed circuit boards
Nitto Kogyo Corporation.................................................      5,000          57,136       57,225          89   0.0
 Power switchboards
Shinko Electric Industries Co., Ltd.....................................     44,500       1,162,430    1,747,118     584,688   1.0
 Semiconductor packages
Sumisho Electronics Co., Ltd............................................     59,000         776,921      819,482      42,561   0.5
 Office systems
Toshiba Tec Corp........................................................    122,000         501,887      544,507      42,620   0.3
                                                                            -------         -------      -------      ------   ---
 Electronic equipment manufacturing
Total Electronics..................................................................      11,094,379   14,898,433   3,804,054   8.3
                                                                                         ==========   ==========   =========   ===

Food Manufacturing
Arcs Co., Ltd...........................................................     15,428          77,903      200,145     122,242   0.1
 Supermarket chain
Ariake Japan Co., Ltd...................................................     50,083       1,021,687    1,189,526     167,839   0.7
 Natural seasonings
J-Oil Mills, Inc........................................................    103,000         442,971      419,649     (23,322)  0.2
 Cooking oil
Kakiyasu Honten Co., Ltd................................................     32,000         276,876      458,095     181,219   0.3
 Processed meat products, fresh meats, and side dishes
Nippon Flour Mills Co., Ltd.............................................    247,000       1,112,425    1,132,136      19,711   0.6
 Flour and grain
Ozeki Co., Ltd..........................................................     86,800       2,725,608    2,644,308     (81,300)  1.5
 Supermarket chain
Plenus Co., Ltd.........................................................     91,160       2,508,952    2,853,102     344,150   1.6
 Japanese lunch-boxes
Sansei Foods Co., Ltd...................................................     75,800       1,606,394    1,747,692     141,298   1.0
 Candy products
Showa Sangyo Co., Ltd...................................................    136,000         381,149      389,129       7,980   0.2
 Flour
Warabeya Nichiyo Co., Ltd...............................................     67,100       1,380,918    1,320,316     (60,602)  0.7
                                                                             ------       ---------    ---------     -------   ---
 Japanese lunch-boxes
Total Food Manufacturing...........................................................      11,534,883   12,354,098     819,215   6.9
                                                                                         ==========   ==========     =======   ===

Information and Software
Argo Graphics Inc.......................................................     58,600         762,545    1,546,460     783,915   0.9
 Computer aided design software
Kyowa Exeo Corporation..................................................    222,000       1,879,239    1,833,640     (45,599)  0.9
 Designs, constructs, maintains communication and electrical facilities
Tecmo, Ltd..............................................................    102,100       1,101,245    1,027,665     (73,580)  0.6
                                                                                          ---------    ---------     -------   ---
 Computer game software
Total Information and Software.....................................................       3,743,029    4,407,765     664,736   2.4
                                                                                          =========    =========     =======   ===

Iron and Steel
Mitsubishi Steel Mfg. Co., Ltd..........................................    660,000         942,060    1,338,395     396,335   0.7
 Steel producers
Nisshin Steel Co., Ltd..................................................  1,280,000       2,762,378    3,152,739     390,361   1.8
 Steel producers





                                              JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                      SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2005
                                                                                                                             % of
                                                                                                        Market  Unrealized    Net
                                                                            Shares            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------

Sanyo Special Steel Co., Ltd............................................    369,000      $1,002,044   $1,158,304    $156,260   0.6
 Specialty steel products
Yodogawa Steel Works, Ltd...............................................    208,000       1,205,594    1,109,385     (96,209)  0.6
                                                                                          ---------    ---------     -------   ---
 Surface-treated steel sheets and plates
Total Iron and Steel...............................................................       5,912,076    6,758,823     846,747   3.7
                                                                                          =========    =========     =======   ===

Machinery and Machine Tools
CKD Corporation.........................................................     48,000         276,691      344,460      67,769   0.2
 Pneumatic equipment and control devices
Hitachi Construction Machinery Co., Ltd.................................    154,000       1,872,105    1,840,956     (31,149)  1.0
Construction machinery
Makino Milling Machine Co., Ltd.........................................    232,000       1,259,864    1,387,768     127,904   0.8
 Industrial machinery
Nachi-Fujikoshi Corp....................................................    750,000       2,163,291    2,576,508     413,217   1.4
 Machine tools
Shimadzu Corporation....................................................    293,000       1,580,445    1,749,942     169,497   1.0
 Precision tools and equipment
Tsubaki Nakashima Co., Ltd..............................................    141,500       1,755,612    1,754,419      (1,193)  1.0
 Bearing balls, blowers and precision ball screws
Yamazen Corporation.....................................................    505,000       1,541,458    1,847,076     305,618   1.0
                                                                                          ---------    ---------     -------   ---
 Machinery and tools
Total Machinery and Machine Tools..................................................      10,449,466   11,501,129   1,051,663   6.4
                                                                                         ==========   ==========   =========   ===

Miscellaneous Manufacturing
Bunka Shutter Co., Ltd..................................................     33,000         175,412      175,091        (321)  0.1
 Light and heavy weight shutters
Central Glass Co., Ltd..................................................    216,000       1,180,287    1,384,064     203,777   0.8
 Glass products
Daikoku Denki Co., Ltd..................................................     14,000         375,950      394,092      18,142   0.2
 Leisure and recreational products
Dainichi Co., Ltd.......................................................     27,000         203,564      230,011      26,447   0.1
 Oil heating equipment
Dowa Mining Co., Ltd....................................................    571,000       3,612,739    3,716,959     104,220   2.1
 Produces various metal-related products
JSP Corporation.........................................................     51,200         547,979      519,135     (28,844)  0.2
 Polystyrene products
Kansai Paint Co., Ltd...................................................    370,000       2,303,218    2,319,459      16,241   1.3
 Wide range of paints
Kitagawa Industries Co., Ltd............................................     26,400         380,394      427,798      47,404   0.3
 Metal products and fasteners
Mani, Inc...............................................................     69,000       1,198,647    3,303,208   2,104,561   1.8
 Medical goods and equipment
Mizuno Corporation......................................................     47,000         180,153      213,251      33,098   0.1
 Sporting goods
Nichias Corporation.....................................................    107,000         442,646      434,955      (7,691)  0.3
 Building and construction materials
Nichiha Corporation.....................................................     22,600         191,147      332,110     140,963   0.2
 Ceramic exterior walls and fiber boards
Nippon Kodoshi Corp.....................................................    188,000       2,839,396    1,497,106  (1,342,290)  0.8
 Paper for electric insulation
Riso Kagaku Corporation.................................................     19,900         762,844      764,711       1,867   0.4
 Printing and copying machines
Sanei-International Co., Ltd............................................     12,000         404,508      392,240     (12,268)  0.2
 Fashion apparel
Secom Techno Service Co., Ltd...........................................     18,000         486,004      583,360      97,356   0.3
 Security systems, provides maintenance service
SK Kaken Co., Ltd.......................................................     51,500       1,229,649    1,669,059     439,410   0.9
 Paints
Topcon Corporation......................................................     60,000         981,275      957,267     (24,008)  0.5
 Medical instruments





                                              JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                      SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2005
                                                                                                                             % of
                                                                                                        Market  Unrealized    Net
                                                                            Shares            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------

Ushio Inc...............................................................    118,000      $2,095,910   $2,294,551    $198,641   1.3
 Lamps and optical equipment
Yamaha Motor Co., Ltd...................................................     53,600         917,671      986,683      69,012   0.6
                                                                                            -------      -------      ------   ---
 Recreational vehicles
Total Miscellaneous Manufacturing...................................................     20,509,393   22,595,110   2,085,717  12.5
                                                                                         ==========   ==========   =========  ====

Oil and Gas
Cosmo Oil Company, Ltd..................................................    545,000       1,683,235    2,008,519     325,284   1.1
                                                                                          ---------    ---------     -------   ---
 Domestic crude oil refiner
Total Oil and Gas...................................................................      1,683,235    2,008,519     325,284   1.1
                                                                                          =========    =========     =======   ===

Real Estate and Warehouse
Daibiru Corporation.....................................................    311,000       2,225,858    2,303,810      77,952   1.3
 Leases office buildings, apartments and hotels
Leopalace21 Corporation.................................................     81,000       1,202,286    1,244,308      42,022   0.7
 Property manager
Recrm Research Co., Ltd.................................................      2,001       2,710,360    3,613,084     902,724   2.0
   Building management
Tosei Corporation.......................................................      1,000         732,561      691,699     (40,862)  0.4
                                                                                            -------      -------     --------  ---
 Residential properties and leases office facilities
Total Real Estate and Warehouse.....................................................      6,871,065    7,852,901     981,836   4.4
                                                                                          =========    =========     =======   ===

Restaurants
Saint Marc Co., Ltd.....................................................     49,100       1,652,642    2,091,393     438,751   1.2
 Restaurants and bakery shop chain
Total Restaurants...................................................................      1,652,642    2,091,393     438,751   1.2
                                                                                          =========    =========     =======   ===

Retail
Arc Land Sakamoto Co., Ltd..............................................     20,000         303,082      305,570       2,488   0.2
 Operates home centers
Cawachi Limited.........................................................     39,300       1,192,761    1,732,191     539,430   0.9
 Drug store chain
Joshin Denki Co., Ltd...................................................    246,000         955,588    1,038,715      83,127   0.6
 Household appliances and computers
Meganesuper Co., Ltd....................................................    178,760       2,535,957    3,171,482     635,525   1.8
 Eye glasses chain
Ricoh Elemex Corporation................................................      4,000          28,250       29,446       1,196   0.0
 Precision equipment
Ryohin Keikaku Co., Ltd.................................................     52,500       2,679,180    2,401,500    (277,680)  1.3
 Knitwears, food and household items
Seijo Corporation.......................................................     84,500       1,359,040    1,866,128     507,088   1.0
 Chain drug store
Shimachu Co., Ltd.......................................................     59,000       1,464,576    1,480,531      15,955   0.8
 Furniture and home goods
Village Vanguard Co., Ltd.+.............................................        229       1,751,520    2,290,106     538,586   1.3
 Books, cd's, videos and office supplies
Xebio Co., Ltd. ........................................................      6,000         161,223      170,008       8,785   0.1
                                                                                            -------      -------       -----   ---
 Sporting goods
Total Retail........................................................................     12,431,177   14,485,677   2,054,500   8.0
                                                                                         ==========   ==========   =========   ===

Services
Alps Logistics Co., Ltd.................................................     88,300         621,405    1,667,966   1,046,561   0.9
 Transportation
Daiwa Logistics Co., Ltd................................................     31,000         234,815      278,439      43,624   0.2
 Transports housing materials and building steel frames
Fullcast Co., Ltd.......................................................        353         457,712      898,884     441,172   0.5
 Human resources
Funai Consulting Co., Ltd...............................................     42,400         491,888      530,025      38,137   0.3
 Management and financial consulting
Hitachi Transport System, Ltd...........................................     98,000         739,446      823,057      83,611   0.5
 Freight truck and marine transportation
Maeda Road Construction Co., Ltd........................................    115,000         817,357      814,621      (2,736)  0.4
 Constructs highways, runways, and harbor facilities
Obayashi Corporation....................................................    322,000       1,622,900    1,645,854      22,954   0.9
 General contractor





                                              JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                      SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2005
                                                                                                                             % of
                                                                                                        Market  Unrealized    Net
                                                                            Shares            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------

Okinawa Cellular Telephone Company......................................        251      $1,186,047     $962,211   ($223,836)  0.5
 Cellular and car phone services
Space Co., Ltd..........................................................     55,100         700,105      675,517     (24,588)  0.4
 Interior design and display work
Sumikin Bussan Corp.....................................................    860,000       2,202,289    2,070,466    (131,823)  1.1
 General trading firm
Sumisho Auto Leasing Corporation........................................      4,500         168,102      181,675      13,573   0.1
 Auto leasing and maintenance
TKC Corporation.........................................................      9,000         143,820      148,174       4,354   0.1
 Consulting services
Tohokushinsha Film Corporation..........................................     79,800       1,254,729    1,777,110     522,381   1.0
 Produces tv programs, movies and commercial films
Watabe Wedding Corporation..............................................     90,700       2,165,339    1,650,312    (515,027)  0.9
 Wedding services
Yusen Air & Sea Service Co., Ltd........................................     46,500       1,612,589    1,739,525     126,936   1.0
                                                                                          ---------    ---------     -------   ---
 Domestic and international air freight forwarding
Total Services.....................................................................      14,418,543   15,863,836   1,445,293   8.8
                                                                                         ==========   ==========   =========   ===

Telecommunications
Daimei Telecom Engineering Corp.........................................    226,000       1,890,566    1,956,665      66,099   1.1
 Telecommunication wire installations
Jupiter Telecommunications Co., Ltd.+ ..................................      1,210         951,093      944,516      (6,577)  0.5
                                                                                            -------      -------      -------  ---
 Cable television broadcasting
Total Telecommunications...........................................................       2,841,659    2,901,181      59,522   1.6
                                                                                          =========    =========      ======   ===

Textiles and Apparel
Seiren Co., Ltd.........................................................     80,000         740,560      816,334      75,774   0.5
 Dyeing processor of filament fibers
Workman Co., Ltd........................................................     68,000       1,229,140    1,303,394      74,254   0.7
                                                                                          ---------    ---------      ------   ---
 Uniforms
Total Textiles and Apparel.........................................................       1,969,700    2,119,728     150,028   1.2
                                                                                          =========    =========     =======   ===

Transportation
Keisei Electric Railway Co., Ltd........................................    332,000       1,614,165    1,613,964        (201)  0.9
 Passenger rail and bus transportation
Total Transportation...............................................................       1,614,165    1,613,964        (201)  0.9
                                                                                          =========    =========        ====   ===

Wholesale
Hitachi High-Technologies Corporation...................................    123,100       1,910,405    1,920,677      10,272   1.1
 Computers and electrical devices
Kondotec, Inc...........................................................    205,500       1,400,365    1,769,665     369,300   1.0
 Construction materials
Nippon Care Supply Co., Ltd.............................................        257       1,046,425      816,251    (230,174)  0.4
 Medical equipment
Rentrak Japan Co., Ltd..................................................     53,700         457,897      464,924       7,027   0.3
 Videocassettes and DVDs
Ryoden Trading Co., Ltd.................................................    125,000         873,137      821,797     (51,340)  0.5
 Electronic components
Ryosan Co., Ltd.........................................................     43,100       1,070,931    1,059,591     (11,340)  0.6
 Electronic parts
Shinko Shoji Co., Ltd...................................................    114,000         979,836      966,934     (12,902)  0.5
 Electronic parts
Takihyo Co., Ltd........................................................    255,000       1,488,129    1,381,314    (106,815)  0.8
 Apparel, accessories and interior products
Tomen Electronics Corporation...........................................     17,900         459,687      449,178     (10,509)  0.2
 Semiconductors and electronic equipment
Toshin Denki Co., Ltd...................................................     58,000         739,509    1,143,942     404,433   0.6
 Lighting equipment and electrical engineering materials
Trusco Nakayama Corporation.............................................     28,000         449,886      519,839      69,953   0.3
                                                                                            -------      -------      ------   ---
 Industrial machinery
Total Wholesale....................................................................      10,876,207   11,314,112     437,905   6.3
                                                                                         ==========   ==========     =======   ===

TOTAL INVESTMENTS IN COMMON STOCKS.................................................    $154,613,647 $177,403,931 $22,790,284  98.4
                                                                                       ============ ============ ===========  ====





                                              JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                      SCHEDULE OF INVESTMENTS
                                               IN SECURITIES OF UNAFFILIATED ISSUERS
                                                            May 31, 2005

                                                                                                                             % of
                                                                         Principal                      Market  Unrealized    Net
                                                                            Amount            Cost       Value   Gain/Loss  Assets
                                                                            ------            ----       -----   ---------  ------
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
  Non- interest bearing account............................... JPY 372,501,325           $3,453,812   $3,449,246     ($4,566)* 1.9
                                                                                         ----------   ----------     -------   ---
TOTAL INVESTMENTS IN FOREIGN CURRENCY..............................................       3,453,812    3,449,246      (4,566)  1.9
                                                                                          ---------    ---------      ------   ---

TOTAL INVESTMENTS .................................................................    $158,067,459 $180,853,177 $22,785,718 100.3
                                                                                       ------------ ------------ ----------- -----

LIABILITIES IN EXCESS OF OTHER ASSETS, NET.........................................................    ($520,388)             (0.3)
                                                                                                       ---------              -----

NET ASSETS......................................................................................... $180,332,789             100.0
                                                                                                    ============             =====


 + Non-Income Producing Security

 * Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,560,734. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,229,550.



  Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2005.

                      Japanese Yen                    108.00  =$1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.



By:     /s/ Yasushi Suzuki
        Yasushi Suzuki, President
        (Principal Executive Officer)

Date:   July 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   July 26, 2005